Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

3. Debt

Convertible Notes Payable: During January 2020, the Company issued a convertible note payable in exchange for cash totaling $3.2 million (the “January 2020 Note”). The January 2020 Note bears interest at 6% per annum and matures in January 2025 (five years after its issuance date). The January 2020 Note is only prepayable with the consent of the holder. The January 2020 Note is secured by a first priority, senior secured interest in substantially all the assets of the Company. The January 2020 Note includes the following embedded features:

(a)    Optional conversion upon the next equity financing of at least $15.0 million in proceeds. The conversion price will be based on the per share price of the next equity financing, with a 50% discount.

(b)    Optional conversion upon a subsequent equity financing of at least $15.0 million if the holder did not elect to convert upon the next equity financing, at the price that is set by the subsequent equity financing (no discount).

(c)    Optional conversion upon a change in control. In the event of a change in control, the holder can elect to convert the January 2020 Note into shares of common stock at a conversion price equal to (i) the product of the change in control purchase price multiplied by 50%, divided by (ii) the total number of outstanding shares of capital stock of the Company (on a fully diluted basis).

(d)    Optional redemption upon a change in control. In the event of a change in control, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(e)    Optional redemption upon the Company obtaining at least $10.0 million in commercial debt which would result in the January 2020 Note having the same priority or being treated as subordinate to the commercial debt. In such scenario, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(f)    Automatic or optional redemption upon an event of default. Upon the occurrence of an event of default, the January 2020 Note will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

(g)    Additional interest of 3% (or a total of 9%) upon an event of default.

In addition, in the event the holder did not convert upon an equity financing or change in control event, the noteholder may extend the maturity date of the January 2020 Note by five years beyond the original maturity date.

In addition, in the event the holder did not convert upon an equity financing, the interest rate on the January 2020 Note will automatically be adjusted to a rate of 4% per annum.

The Company assessed the embedded features within the January 2020 Note and determined that the automatic and optional conversion features upon the next equity financing (share-settled redemption features), the additional interest feature and the term extension feature met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting. The Company also concluded that the conversion features did not represent beneficial conversion features.

At issuance, the Company estimated the fair value of the automatic and optional conversion features to be approximately $2.7 million.

At issuance, the Company concluded the fair value of the additional interest and term extension features was de minimis.

The terms of the convertible notes payable include certain restrictive covenants related to the Company’s ability to enter into certain transactions or agreements, pay dividends, or take other similar corporate actions.

In connection with the reverse recapitalization, immediately prior to the closing of the Business Combination, these convertible notes, plus accrued paid-in-kind interest, were converted into the Company’s common stock on the closing date.

Payroll Protection Program loan: During May 2020, the Company received loan proceeds in the amount of $0.9 million under the Payroll Protection Program (the “PPP”). The PPP was established as part of Coronavirus Aid, Relief, and Economic Security Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The loans and accrued interest are forgivable after eight weeks so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and so long as the borrower maintains its pre-funding employment and wage levels. Although the Company used the PPP loan proceeds for purposes consistent with the provisions of the PPP and such usage met the criteria established for forgiveness of the loan, the Company repaid the balance of the PPP loan plus accrued interest during the three months ended March 31, 2021.

Note 5. Debt

At December 31, 2020 and 2019, the carrying value of debt was as follows:

	December 31,
	2020	2019
	(in thousands)
Convertible notes payable, net of unamortized discount at December 31, 2020 and 2019 of $0 and $6,451, respectively	$-	$16,113
Paycheck Protection Program loan	908	-
Finance lease obligations	49	289

	957	16,402

Less current portion	49	6,720

Debt, net of current portion	$908	$9,682

During 2018, the Company issued a convertible note payable in exchange for cash totaling $5.0 million (the “2018 Note”). The 2018 Note bears interest at 6% per annum and matures in September 2020 (two years subsequent to its issuance date). The 2018 Note includes the following embedded features:

(a) Automatic conversion upon the next equity financing of at least $5.0 million in proceeds. The conversion price is dependent upon the pre-money valuation of the Company in connection with the next equity financing, with the conversion price set at a 35% discount on the next equity financing price if the pre-money valuation is $100.0 million or less, or 35% multiplied by the quotient of $100.0 million divided by the pre-money valuation if it is greater than $100.0 million.

(b) Optional conversion upon a change in control. In the event of a change in control, the holder can elect to convert the 2018 Note into shares of common stock at a conversion price equal to (i) the product of the change in control purchase price multiplied by 65%, divided by (ii) the total number of outstanding shares of capital stock of the Company (on a fully diluted basis).

(c) Optional redemption upon a change in control. In the event of a change in control, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(d) Automatic or optional redemption upon an event of default. Upon the occurrence of an event of default, the 2018 Note will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

(e) Additional interest of 3% (or a total of 9%) upon an event of default.

In addition to the above embedded features, the Company agreed that the holder of the 2018 Note would be the Company’s preferred supplier for certain components or products that the holder sells. See Note 15 for further details on this related party agreement.

The Company assessed the embedded features within the 2018 Note and determined that the automatic conversion feature upon next equity financing and optional conversion feature upon change in control (share-settled redemption features) and the additional interest feature met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting.

At issuance, the Company estimated the fair value of the automatic and optional conversion features to be approximately $1.8 million. The Company’s fair value measurements are more fully described in (Note 7).

At issuance, the Company concluded the fair value of the additional interest feature was de minimis.

Between February and July 2019, the Company issued a series of convertible notes payable in exchange for cash totaling $13.6 million (the “Initial 2019 Notes”). The Initial 2019 Notes bear interest at 6% per annum and mature two to five years after their respective issuance dates. The Initial 2019 Notes are only prepayable with the consent of the holders. One of the Initial 2019 Notes (totaling $1.8 million) is secured by substantially all of the assets of the Company, subordinate to the first priority, senior secured interest held by a note holder of a convertible note issued in January 2020. The holder of this note has first priority secured interest in these assets.

The Initial 2019 Notes include the following embedded features:

(a) Automatic or optional (for one of the Initial 2019 Notes) conversion upon the next equity financing of at least $15.0 million in proceeds (the “Next Equity Financing”). The conversion price is dependent upon the pre-money valuation of the Company in connection with the next equity financing, with the conversion price set at a 25% discount on the next equity financing price if the pre-money valuation is $100.0 million or less, or 25% multiplied by the quotient of $100.0 million divided by the pre-money valuation if it is greater than $100.0 million.

(b) Optional conversion (for one of the Initial 2019 Notes) upon a subsequent equity financing if the holder did not elect to convert upon the Next Equity Financing, at the price that is set by the subsequent equity financing (no discount).

(c) Optional conversion upon a change in control. In the event of a change in control, the holder can elect to convert the Initial 2019 Notes into shares of common stock at a conversion price equal to (i) the product of the change in control purchase price multiplied by 75%, divided by (ii) the total number of outstanding shares of capital stock of the Company (on a fully diluted basis).

(d) Optional redemption upon a change in control. In the event of a change in control, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(e) Automatic or optional redemption upon an event of default. Upon the occurrence of an event of default, the Initial 2019 Notes will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

(f) Additional interest of 3% (or a total of 9%) upon an event of default.

In addition, the Company has the right to modify one of the Initial 2019 Notes (totaling $1.8 million) in the event the holder does not convert upon next equity financing to adjust the interest rate to 4% per annum.

The Company assessed the embedded features within the Initial 2019 Notes and determined that the automatic or optional conversion feature upon next equity financing and the optional conversion feature upon change in control (share-settled redemption features), the additional interest feature, and the interest rate adjustment feature met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting.

At issuance, the Company estimated the fair value of the automatic and optional conversion features to be approximately $6.0 million. The Company’s fair value measurements are more fully described in (Note 7).

At issuance, the Company concluded the fair value of the additional interest feature and the interest rate adjustment feature was de minimis.

In December 2019, the Company issued a convertible note payable in exchange for cash totaling $3.2 million (the “December 2019 Note”). The December 2019 Note bears interest at 6% per annum and matures in December 2020 (one year subsequent to its issuance date). The December 2019 Note is only prepayable with the consent of the holder. The December 2019 Note is secured by substantially all of the assets of the Company, subordinate to the security interest held by one of the Initial 2019 Note holders. The December 2019 Note includes the following embedded features:

(a) Automatic conversion upon the next equity financing of at least $35.0 million in proceeds. The conversion price will be based on the next equity financing per share price, with a 50% discount.

(b) Optional conversion upon the next equity financing of at least $15.0 million in proceeds. The conversion price will be based on the next equity financing per share price, with a 50% discount.

(c) Automatic conversion upon a subsequent equity financing of at least $35.0 million if the holder did not elect to convert upon any previous equity financing, at the price that is set by the subsequent equity financing (no discount).

(d) Optional conversion upon a change in control. In the event of a change in control, the holder can elect to convert the December 2019 Note into shares of common stock at a conversion price equal to (i) the product of the change in control purchase price multiplied by 50%, divided by (ii) the total number of outstanding shares of capital stock of the Company (on a fully diluted basis).

(e) Optional redemption upon a change in control. In the event of a change in control, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(f) Automatic or optional redemption upon an event of default. Upon the occurrence of an event of default, the December 2019 Note will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

(g) Additional interest of 3% (or a total of 9%) upon an event of default.

In addition, in the event the holder does not convert upon an equity financing, the maturity date of the December 2019 Note will automatically extend by one year. In such situation, the holder also has the right to extend the maturity date for an additional two years beyond the modified maturity date.

The Company assessed the embedded features within the December 2019 Note and determined that the automatic and optional conversion features upon next equity financing (share-settled redemption features), the additional interest feature and the term extension feature met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting. The Company also concluded that the conversion features did not represent beneficial conversion features.

At issuance and at December 31, 2019, the Company estimated the fair value of the automatic and optional conversion features to be approximately $1.4 million. The Company’s fair value measurements are more fully described in (Note 7).

At issuance, the Company concluded the fair value of the additional interest and term extension features was de minimis.

During January 2020, the Company issued a convertible note payable in exchange for cash totaling $3.2 million (the “January 2020 Note”). The January 2020 Note bears interest at 6% per annum and matures in January 2025 (five years subsequent to its issuance date). The January 2020 Note is only prepayable with the consent of the holder. The January 2020 Note is secured by a first priority, senior secured interest in substantially all of the assets of the Company. The January 2020 Note includes the following embedded features:

(a) Optional conversion upon the next equity financing of at least $15.0 million in proceeds. The conversion price will be based on the next equity financing per share price, with a 50% discount.

(b) Optional conversion upon a subsequent equity financing of at least $15.0 million if the holder did not elect to convert upon the next equity financing, at the price that is set by the subsequent equity financing (no discount).

(c) Optional conversion upon a change in control. In the event of a change in control, the holder can elect to convert the January 2020 Note into shares of common stock at a conversion price equal to (i) the product of the change in control purchase price multiplied by 50%, divided by (ii) the total number of outstanding shares of capital stock of the Company (on a fully diluted basis).

(d) Optional redemption upon a change in control. In the event of a change in control, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(e) Optional redemption upon the Company obtaining at least $10.0 million in commercial debt which would result in the January 2020 Note having the same priority or being treated as subordinate to the commercial debt. In such scenario, the holder can elect to request payment of all outstanding principal (with no penalty) and unpaid accrued interest.

(f) Automatic or optional redemption upon an event of default. Upon the occurrence of an event of default, the January 2020 Note will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

(g) Additional interest of 3% (or a total of 9%) upon an event of default.

In addition, in the event the holder does not convert upon an equity financing or change in control event, the noteholder may extend the maturity date of the January 2020 Note by five years beyond the original maturity date.

In addition, in the event the holder does not convert upon an equity financing, the interest rate on the January 2020 Note will automatically be adjusted to a rate of 4% per annum.

The Company assessed the embedded features within the January 2020 Note and determined that the automatic and optional conversion features upon next equity financing (share-settled redemption features), the additional interest feature and the term extension feature met the definition of a derivative and were not clearly and closely related to the host contract and required separate accounting. The Company also concluded that the conversion features did not represent beneficial conversion features.

At issuance, the Company estimated the fair value of the automatic and optional conversion features to be approximately $2.7 million. The Company’s fair value measurements are more fully described in (Note 7).

At issuance, the Company has concluded the fair value of the additional interest and term extension features was de minimis.

The terms of the convertible notes payable include certain restrictive covenants related to the Company’s ability to enter into certain transactions or agreements, pay dividends, or take other similar corporate actions.

During June 2020, the holders of the convertible notes executed amendments (the “Note Amendments”) to their respective convertible notes clarifying the planned Business Combination would qualify as a next financing, as defined in the respective convertible notes. The convertible notes would either automatically convert or convert at the holder’s option (the election of which was evidenced by entering into the Note Amendments) in connection with such next financing (in this case the Business Combination). The convertible notes would convert into shares of common stock at a conversion price equal to (i) the valuation of the Company established in connection with such next financing, divided by (ii) the total number of shares of capital stock of the Company (on a fully diluted and as-converted basis), as established in the original respective convertible notes. This conversion price would then be discounted based on the negotiated conversion discounts that were established in the noteholders’ original convertible notes. The amended terms of the Note Amendments were determined to be clarifications of the existing terms and did not result in substantially different terms. Accordingly, the Note Amendments were accounted for as modifications.

In connection with the reverse recapitalization discussed in Note 4, immediately prior to the closing of the Business Combination, the convertible notes, plus accrued paid-in-kind interest, totaling $26.8 million were converted into an aggregate of 2,336,235 shares of Legacy Hyliion common stock, which were then exchanged for an aggregate of 3,404,367 shares of the Company’s common stock on the Closing Date (see Note 4). In addition, the Company issued 1,000,000 shares of Legacy Hyliion common stock to a noteholder of the 2018 Note, Initial 2019 Notes, and January 2020 Note, with a grant date fair value of $10.00 per share in accordance with the Commercial Matters Agreement (see Note 15).

In connection with this conversion of the convertible notes, the Company recorded a loss on extinguishment of $10.2 million included within other income (expense) on the accompanying consolidated statements of operations.

Term Loan: During August 2020, the Company issued a term loan (the “Term Loan”) with a principal balance totaling $10.1 million that matured on the earlier of (i) December 15, 2020, (ii) the termination of the Business Combination or, (iii) the consummation of the Business Combination as provided in the Business Combination. In connection with the Term Loan, the Company paid $0.5 million of financing costs. The Term Loan bore interest at a rate equal to 6.5% plus the greater of (a) the Federal Funds rate plus 0.5%, (b) LIBOR Rate for a one-month interest period plus 1.0%, and (c) Prime Rate in effect on such day. While outstanding in 2020, the Term Loan bore interest at 8.5% per annum. The Term Loan plus accrued interest was repaid in full in October 2020.

Payroll Protection Program loan: During May 2020, the Company received loan proceeds in the amount of $0.9 million under the Payroll Protection Program (the “PPP”). The PPP was established as part of Coronavirus Aid, Relief, and Economic Security Act and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The loans and accrued interest are forgivable after eight weeks so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and so long as the borrower maintains its pre-funding employment and wage levels. Although the Company used the PPP loan proceeds for purposes consistent with the provisions of the PPP and that such usage met the criteria established for forgiveness of the loan, the Company intends to repay the PPP loan plus accrued interest. The PPP loan matures in May 2022.

Finance Lease Obligations: The Company’s debt arising from finance lease obligations primarily relates to vehicles and equipment. See Note 10 for future maturities of finance lease obligations.